Common Stock and Additional Paid-in Capital - Issuance of common shares (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			10 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 29, 2014	Oct. 04, 2013
Net proceeds from common stock issuance	$ 421,911	$ 23,438	$ 0
Common stock shares issued	706,064,321	432,654,477
Par value of common shares	$ 0.01	$ 0.01
Repurchase indebtedness under 5.0% Convertible Senior Notes
Net proceeds from common stock issuance				332,852
At-the-market offering
Sale Of Subsidiarys Common Stock	22,209,844	6,892,233
Common stock shares issued				250,000,000
Proceeds From Sale Of Subsidiarys Common Stock	90,016	23,655
Par value of common shares				$ 0.01
At-the-market offering | Acquired by Mr. George Economou
Net proceeds from common stock issuance				80,000
Common stock shares issued				57,142,000
Price per common share				$ 1.4
Universal Shelf Registration Statement
Value of Common Share For Sale Under Universal Shelf Registration Payment					$ 200,000